Non-controlling Interest - Schedule of Condensed Financial Information For Hepsiburada (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONDENSED STATEMENT OF FINANCIAL POSITION
TOTAL ASSETS	₸ 11,081,748	₸ 8,377,101
CONDENSED STATEMENT OF OPERATIONS
Revenue	4,046,074	2,532,156	₸ 1,913,490
Net loss	1,067,707	1,056,834	848,770
Total comprehensive loss	995,200	1,088,474	867,891
CONDENSED STATEMENT OF CASH FLOWS
Cash flows from operating activities	673,611	581,892	1,106,128
Cash fows from investing activities	(507,803)	(108,364)	(218,360)
Cash flows from financing activities	150,251	(709,771)	(675,970)
Effect of changes in foreign exchange rate on cash and cash equivalents	(32,386)	35,247	(6,692)
CASH AND CASH EQUIVALENTS, beginning of period	619,470	820,466	615,360
CASH AND CASH EQUIVALENTS, end of period	903,143	619,470	₸ 820,466
Hepsiburada
CONDENSED STATEMENT OF FINANCIAL POSITION
Current assets	350,073
Non current assets	349,232
TOTAL ASSETS	699,305
Current liabilities	394,005
Non current liabilities	84,062
Net assets	221,238
CONDENSED STATEMENT OF OPERATIONS
Revenue	1,036,582
Net loss	(68,034)
Total comprehensive loss	(68,075)
CONDENSED STATEMENT OF CASH FLOWS
Cash flows from operating activities	128,285
Cash fows from investing activities	35,142
Cash flows from financing activities	(109,023)
Effect of changes in foreign exchange rate on cash and cash equivalents	(25,331)
CASH AND CASH EQUIVALENTS, beginning of period	104,237
CASH AND CASH EQUIVALENTS, end of period	133,310	₸ 104,237
Dividends paid to non-controlling interests	₸ 0